CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	1 Months Ended		4 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 30, 2012	Apr. 30, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) [Abstract]
Offering costs	$ 45,630	$ 184,663	$ 123,788	$ 446,764